Significant Accounting Policies - Reconciliation of Numerators and Denominators of Basic and Diluted Earnings per Share - (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net Income	$ 22,502		$ 18,485		$ 30,629		$ 40,055		$ 19,714		$ 17,088		$ 18,428		$ 22,808		$ 111,671	$ 78,038	$ 58,872
Weighted average common shares outstanding:
Total weighted average basic shares																	33,000	33,000	33,000
Shares applicable to stock-based compensation																	8
Total weighted average diluted shares	33,031	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,000	[1]	33,008	33,000	33,000
Net income – basic and diluted																	$ 3.38	$ 2.36	$ 1.78

[1]	See Note 3 for Basis of Presentation.